Financial Assets at Fair Value Through Profit or Loss	12 Months Ended
Dec. 31, 2023
Financial Assets at Fair Value Through Profit or Loss
Financial Assets at Fair Value Through Profit or Loss

Note 9.  Financial Assets at Fair Value Through Profit or Loss

Following is a summary of financial assets at fair value through profit or loss as of December 31, 2022 and 2023:

	December 31,	December 31,
	2022	2023

	(in thousands)
Money market fund	$—	2,117
Equity securities-unlisted company	15,350	21,650
	$15,350	23,767
Current	$—	2,117
Non-current	15,350	21,650
	$15,350	23,767

Net gain (loss) of ($284) thousand, $1,246 thousand and $1,655 thousand, was recognized under changes in fair value of financial assets at fair value through profit or loss in the consolidated statement of profit or loss for the years ended December 31, 2021, 2022 and 2023, respectively.

As of December 31, 2022 and 2023, no financial assets at fair value through profit or loss were pledged with banks as collaterals.